September 28, 2022

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Preliminary Proxy Statement on Schedule 14A for Lord Abbett Securities Trust, on behalf of its series Lord Abbett Durable Growth Fund (the “Fund”)

Dear Ladies and Gentlemen:

On behalf of the Fund, we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and a related form of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies for a proposal to approve the liquidation and dissolution of the Fund pursuant to a plan of liquidation. Any missing or bracketed data in the Preliminary Proxy Statement will be supplied with the Definitive Proxy Statement.

The meeting at which shareholders of the Fund will be asked to vote on this proposal is currently expected to be held on October 25, 2022. Copies of the Proxy Statement are expected to be mailed to the Fund’s shareholders beginning on or about October 14, 2022.

Please direct any questions concerning this filing to the undersigned at 201-827-2181.

Very truly yours,

/s/ Linda Y. Kim
Linda Y. Kim
Vice President and Assistant Secretary
Lord Abbett Funds